CONCENTRATIONS	6 Months Ended
Jun. 30, 2021
CONCENTRATIONS
NOTE 10 - CONCENTRATIONS

NOTE 10 — CONCENTRATIONS

For the six months ended June 30, 2021, two customers accounted for approximately 41.5% and 40.7% of the Company’s total revenue, respectively. For the six months ended June 30, 2020, two customers accounted for approximately 57.1% and 33.2% of the Company’s total revenue, respectively.

As of June 30, 2021, two customers accounted for 85.7% and 14.0% of the total outstanding accounts and contracts receivable balance, respectively. As of December 31, 2020, one customer accounted for 86.0% of the total outstanding accounts and contracts receivable balance.

For the six months ended June 30, 2021, no supplier accounted for more than 10% of the total cost associated with the Company’s revenue. For the six months ended June 30, 2020, two suppliers accounted for approximately 30.1% and 17.5% of the total cost associated with the Company’s revenue, respectively.